SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Declining-Balance Method, Annual Depreciation Rates	Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the declining-balance method at the following annual rates:

Computer hardware and software	30%
Networking equipment	20%
Furniture and fixtures	20%

Schedule of Finite-Lived Intangible Assets, Useful Lives
Identifiable intangible assets comprise assets that have a definite life amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	10-13 years
Technology	5-9 years
Carrier contracts	10 years
Trademarks	9-10 years
Internally developed computer software	3-5 years

Schedule of Changes to Financial Statements for Adoption of Accounting Pronouncements
The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of ASC 842 were as follows:

(In thousands, USD)	At December 31, 2021	Adjustments due to ASC 842	At January 1 2022
Operating lease right-of-use assets	$—	$9,278	$9,278
Current portion of operating lease liabilities	$—	$2,121	$2,121
Non-current portion of operating lease liabilities	$—	$7,483	$7,483
Current portion of capital lease liabilities included in Accrued liabilities	$191	$(191)	$—
Current portion of finance lease liabilities included in Accrued liabilities	$—	$191	$191
Non-current portion of capital lease liabilities included in Other long-term liabilities	$264	$(264)	$—
Non-current portion of finance lease liabilities included in Other long-term liabilities	$—	$264	$264
Accrued liabilities	$22,353	$(326)	$22,027
The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of ASU 2020-06 were as follows:

(In thousands, USD)	At December 31, 2021	Adjustments due to ASU 2020-06	At January 1, 2022
Long-term debt and other borrowings, net	$399,115	$15,163	$414,278
Additional paid-in capital	413,315	(11,613)	401,702
Deferred tax liabilities	37,925	(3,849)	34,076
Accumulated deficit	(142,337)	299	(142,038)